Financial Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Interest expense on lease liabilities	$ 75	$ 67	$ 67
Financial income and other items net [Member]
Disclosure of reclassifications or changes in presentation [line items]
Amount of reclassifications or changes in presentation		$ 104	$ 82